ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
December 31,			March 31,
	2013	2014		2015
				Unaudited

Government authorities	$3,603	$5,015		$3,803
Accrued expenses	642	1,186		1,573
Uncertain tax position	272	322		363
Hedging transaction liabilities	—	419		401

	$4,517	$6,942		$6,140